16. Convertible Notes And Warrants Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Convertible Notes And Warrants Derivative Financial Instruments Tables
Convertible Notes Payable interest

The convertible notes were due on March 12, 2012 and bear interest per annum as below, payable quarterly:

Period	Interest Rate
March 13, 2007-March 12, 2008	3%
March 13, 2008-March 12, 2009	5%
March 13, 2009-March 12, 2010	7%
March 13, 2010-March 12, 2012	10%

Derivative instrument on the consolidated statements of operations

The effect of the derivative instrument on the consolidated statements of operations for the year ended December 31, 2012 was as follows:

	Location of Gain Recognized in Income Statement	Amount of Gain Recognized in Income Statement for the Year ended December 31, 2012 Chinese Yuan (Renminbi)

Derivatives not designated as hedging instruments under ASC 815-10:
Embedded Derivative	Gain on derivatives	¥3,168

Total		¥3,168

Fair Value of Derivatives

The table below sets forth a summary of changes in the fair value of the Company’s level 3 derivative for the 12 months ended December 31, 2012.

Chinese Yuan
(Renminbi)
Balance as of December 31, 2011	¥3,168
Change in Fair Value of Derivative Liability	(3,168)
Balance as of December 31, 2012	¥-